MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
595,912	Invesco Nasdaq 100 ETF	$ 168,815,910
2,160,608	State Street Consumer Discretionary Select Sector SPDR ETF(a)	250,824,983
1,870,384	State Street Energy Select Sector SPDR ETF(a)	111,381,367
9,596,630	State Street Financial Select Sector SPDR ETF	546,432,112
1,921,717	State Street Industrial Select Sector SPDR ETF(a)	345,601,585
2,154,201	State Street Materials Select Sector SPDR ETF	108,636,356
6,080,640	State Street Technology Select Sector SPDR ETF	1,066,240,225
3,772,733	State Street Utilities Select Sector SPDR ETF	167,320,709
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,373,266,858)	2,765,253,247

	SHORT-TERM INVESTMENTS — 0.5%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (b)
1,037,400	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68% (Cost $1,037,400)(c),(d)	1,037,400

	MONEY MARKET FUNDS - 0.5%
13,453,656	State Street Institutional Treasury Money Market Fund, Premier Class, 3.63% (Cost $13,453,656)(d)	13,453,656

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,491,056)	14,491,056

	TOTAL INVESTMENTS - 100.1% (Cost $2,387,757,914)	$ 2,779,744,303
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,374,833)
	NET ASSETS - 100.0%	$ 2,777,369,470

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2026 was $5,030,055.
(b)	Percentage rounds to less than 0.1%.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $1,037,400 at July 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $3,999,265.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2026.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 6.8%
6,817	AeroVironment, Inc.(a)(b)	$ 1,018,255
5,143	Axon Enterprise, Inc.(a)	2,714,270
32,564	CAE, Inc.(a)	840,802
2,569	Curtiss-Wright Corporation	1,859,956
1,716	Elbit Systems Ltd.(b)	1,387,643
2,569	General Dynamics Corporation	985,006
2,569	Huntington Ingalls Industries, Inc.	838,650
23,994	Karman Holdings, Inc.(a)(b)	1,155,311
21,425	Kratos Defense & Security Solutions, Inc.(a)	998,405
3,427	Moog, Inc., Class A	1,336,016
8,570	Woodward, Inc.	3,091,628
		16,225,942
	CHEMICALS - 3.0%
68,708	Element Solutions, Inc.	2,523,645
13,728	Qnity Electronics, Inc.	1,800,839
42,941	Sociedad Quimica y Minera de Chile S.A. - ADR	2,879,623
		7,204,107
	DIVERSIFIED INDUSTRIALS - 1.6%
14,603	ITT, Inc.	2,861,896
847	Parker-Hannifin Corporation	827,121
		3,689,017
	ELECTRIC UTILITIES - 2.1%
8,203	Constellation Energy Corporation	2,155,338
19,709	Vistra Corporation	2,920,677
		5,076,015
	ELECTRICAL EQUIPMENT - 13.2%
45,439	AAON, Inc.	4,046,797
11,167	Advanced Energy Industries, Inc.	3,233,070
13,713	BWX Technologies, Inc.	2,313,383
3,426	GE Vernova, Inc.	3,392,734
14,603	Generac Holdings, Inc.(a)	2,878,397
14,507	Keysight Technologies, Inc.(a)	4,628,893
14,585	Modine Manufacturing Company(a)	2,932,460
5,994	Rockwell Automation, Inc.	2,877,600

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRICAL EQUIPMENT - 13.2% (Continued)
29,855	Trimble, Inc.(a)	$ 1,689,196
12,856	Vertiv Holdings Company, Class A	3,105,624
		31,098,154
	ENGINEERING & CONSTRUCTION - 1.1%
7,731	MYR Group, Inc.(a)	2,576,124

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
5,154	RBC Bearings, Inc.(a)	2,841,452

	MACHINERY - 2.3%
9,383	Crane Company	2,002,895
4,285	CSW Industrials, Inc.	1,366,615
6,848	Kadant, Inc.	2,105,760
		5,475,270
	MEDICAL EQUIPMENT & DEVICES - 6.4%
9,383	Agilent Technologies, Inc.	1,298,326
18,766	Dexcom, Inc.(a)	1,566,023
30,708	Haemonetics Corporation(a)	2,626,762
15,403	Insulet Corporation(a)	2,546,886
1,706	Intuitive Surgical, Inc.(a)	602,781
858	Mettler-Toledo International, Inc.(a)	1,215,185
66,839	Veracyte, Inc.(a)	3,095,983
5,971	Waters Corporation(a)	2,252,918
		15,204,864
	METALS & MINING - 6.2%
24,923	Alcoa Corporation	1,128,015
84,146	Almonty Industries, Inc.(a)	930,655
35,208	Century Aluminum Company(a)	1,576,262
49,004	Energy Fuels, Inc.(a)(b)	560,606
91,913	ERO Copper Corporation(a)	2,473,379
122,775	Hudbay Minerals, Inc.	2,793,131
11,299	Southern Copper Corporation	2,064,440
31,764	Teck Resources Ltd., Class B	1,913,463

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	METALS & MINING - 6.2% (Continued)
90,948	USA Rare Earth, Inc.(a)(b)	$ 1,359,673
		14,799,624
	SEMICONDUCTORS - 13.0%
10,248	Advanced Micro Devices, Inc.(a)	4,879,585
5,991	Analog Devices, Inc.	2,201,153
24,911	IPG Photonics Corporation(a)(b)	2,118,930
14,501	Marvell Technology, Inc.	2,719,808
12,204	Micron Technology, Inc.	10,044,258
10,236	Onto Innovation, Inc.(a)	2,646,825
5,971	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,413,777
10,281	Teradyne, Inc.	3,780,221
		30,804,557
	SOFTWARE - 28.8%
16,283	Autodesk, Inc.(a)	3,813,479
125,781	Bentley Systems, Inc., Class B	4,457,679
428,787	BlackBerry Ltd.(a)	3,644,690
104,501	Clear Secure, Inc., Class A	5,772,635
15,404	Cloudflare, Inc., Class A(a)	4,297,408
34,428	Crowdstrike Holdings, Inc., Class A(a)	6,570,928
84,832	Doximity, Inc., Class A(a)	1,773,837
38,610	Fortinet, Inc.(a)	6,252,890
106,029	Gen Digital, Inc.	2,910,496
66,534	Hinge Health, Inc.(a)	4,970,755
31,912	Palo Alto Networks, Inc.(a)	10,589,358
60,918	Rubrik, Inc., Class A(a)	4,408,026
1,716	Tyler Technologies, Inc.(a)	531,274
104,471	Varonis Systems, Inc.(a)	4,173,616
10,261	Veeva Systems, Inc., Class A(a)	2,090,987
38,385	Waystar Holding Corporation(a)	810,307
8,116	Zscaler, Inc.(a)	1,227,139
		68,295,504
	STEEL - 1.1%
10,305	Steel Dynamics, Inc.	2,589,234

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY HARDWARE - 12.1%
6,849	Ciena Corporation(a)	$ 2,582,415
8,580	F5, Inc.(a)	3,454,051
3,412	Fabrinet(a)	1,485,619
5,996	Garmin Ltd.	1,761,505
6,854	Lumentum Holdings, Inc.(a)	4,893,345
4,265	Seagate Technology Holdings PLC	3,651,394
69,982	Viavi Solutions, Inc.(a)	2,585,835
24,911	Vicor Corporation(a)	5,165,794
5,971	Western Digital Corporation	3,253,240
		28,833,198
	TECHNOLOGY SERVICES - 0.6%
1,716	CACI International, Inc., Class A(a)	854,139
4,285	Leidos Holdings, Inc.	495,346
		1,349,485

	TOTAL COMMON STOCKS (Cost $204,473,259)	236,062,547

	SHORT-TERM INVESTMENTS — 1.1%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
1,157,279	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68% (Cost $1,157,279)(c),(d)	1,157,279

	MONEY MARKET FUNDS - 0.6%
1,458,221	State Street Institutional Money Market Fund, Premier Class, 3.63% (Cost $1,458,221)(d)	1,458,221

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,615,500)	2,615,500

	TOTAL INVESTMENTS - 100.6% (Cost $207,088,759)	$ 238,678,047
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,309,006)
	NET ASSETS - 100.0%	$ 237,369,041

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2026 was $5,329,596.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $1,157,279 at July 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $4,185,288
(d)	Rate disclosed is the seven day effective yield as of July 31, 2026.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
118,235	Franklin FTSE Canada ETF(a),(b)	$ 6,265,273
689,910	Franklin FTSE China ETF	15,302,204
261,690	Franklin FTSE South Korea ETF	13,474,418
589,347	iShares Core MSCI Emerging Markets ETF	45,739,221
1,014,978	iShares Core MSCI International Developed Markets ETF	91,845,358
310,133	SPDR Portfolio Emerging Markets ETF	15,795,074
561,483	State Street SPDR Portfolio Europe ETF	31,482,352
175,253	Vanguard FTSE Pacific ETF	19,107,835
	TOTAL EXCHANGE-TRADED FUNDS (Cost $202,353,744)	239,011,735

	SHORT-TERM INVESTMENTS — 1.8%
	COLLATERAL FOR SECURITIES LOANED - 1.5%
3,526,150	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68% (Cost $3,526,150)(b),(c)	3,526,150

	MONEY MARKET FUNDS - 0.3%
815,725	State Street Institutional Treasury Money Market Fund, Premier Class, 3.63% (Cost $815,725)(c)	815,725

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,341,875)	4,341,875

	TOTAL INVESTMENTS - 101.5% (Cost $206,695,619)	$ 243,353,610
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(3,667,753)
	NET ASSETS - 100.0%	$ 239,685,857

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2026 was $ $3,428,453.
(b)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $3,526,150 at July 31, 2026.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.